Cash Flow Information - Supplementary Information Regarding Other Non-Cash Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investing activities
Change in accounts payable and accrued liabilities related to purchase of property, plant and equipment	$ (79,879)	$ 14,324